POST-EMPLOYMENT BENEFITS - Rollforward of the present value of defined benefit obligations (Details) - Present value of the defined benefit obligations - Defined benefit pension plan - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Pension Benefits
Amount of actuarial obligations at the beginning of the year	R$ 23,084,912	R$ 21,682,893
Subsidiaries held for sale	(170,122)	(339,490)
Current service cost	97,890	102,752
Interest on actuarial obligation	2,115,384	2,273,454
Benefits paid in the year	(1,956,093)	(1,821,569)
Standard Participant Contributions	(64,413)
Loss on actuarial obligations arising from remeasurement	3,025,383	1,186,871
Actuarial losses arising from changes in financial assumptions	2,613,642	1,094,536
Actuarial losses arising from experience adjustments	411,741	92,335
Present value of actuarial obligations at the end of the year	R$ 26,134,809	R$ 23,084,912